Earnings (loss) per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings (loss) per Share
Net income (loss) attributable to stockholders	$ 7,442	$ (14,853)	$ (844)
Basic weighted average number of common shares outstanding	55,301,276	54,926,440	54,608,919
Effect of dilutive securities:
Stock options (in shares)	501,062
Diluted weighted average number of common shares outstanding	55,802,338	54,926,440	54,608,919
Basic earnings (loss) per share (in dollars per share)	$ 0.13	$ (0.27)	$ (0.02)
Diluted earnings (loss) per share (in dollars per share)	$ 0.13	$ (0.27)	$ (0.02)